Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Nov. 06, 2013	Jun. 30, 2013	Dec. 30, 2012	Dec. 29, 2013 Successor [Member]	Dec. 09, 2013 Successor [Member]	Nov. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Jun. 29, 2014 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 31,347	$ 31,811		$ 25,512	$ 34,527	$ 31,811		$ 31,811	$ 20,718					$ 20,718	$ 34,527	$ 19,212	$ 8,753
Restricted cash	6,477	6,477				6,477		6,477	6,716					6,716	6,467
Accounts receivable, net	65,322	71,401				71,401			64,315					64,315	54,692
Inventory	7,463	7,697				7,697			7,450					7,450	6,019
Prepaid expenses	7,974	7,986				7,986			9,420					9,420	5,815
Other current assets	15,057	11,799				11,799			10,533					10,533	8,215
Total current assets	133,640	137,171				137,171			119,152					119,152	115,735
Property, plant, and equipment, net	258,498	270,187				270,187			274,119					176,644	116,510
Goodwill	126,571	125,911				125,911			125,911					14,204	13,742
Intangible assets, net	144,475	145,401				145,401			146,450					113,130	218,981
Deferred financing costs, net	3,543	8,297				8,297			2,061					2,061	1,719
Other assets	3,816	2,986				2,363			2,373					2,373	2,605
Assets held for sale						623			474					474	474
Total assets	670,543	689,953				689,953			670,540					428,038	469,766
Current liabilities:
Current portion of long-term liabilities	646	699				699			376					698	853
Current portion of long-term debt	1,500	4,312				4,312			813					813	6,648
Accounts payable	5,454	10,973				10,973			10,247					10,247	9,396
Accrued expenses	40,853	55,818				54,990			46,913					45,788	26,258
Accrued interest						828			172					172	4,665
Deferred revenue	31,746	30,620				30,620			31,348					31,348	25,217
Total current liabilities	80,199	102,422				102,422			89,869					89,066	73,037
Long-term liabilities:
Long-term debt	190,898	177,703				177,703			32,188					32,188	1,167,450
Long-term liabilities, less current portion	4,616	4,405				4,405			942					2,047	2,347
Derivative instruments					45,724		0							28,440	45,724
Pension and other postretirement benefit obligations	9,407	10,061				10,061			10,843					14,120	15,367
Total liabilities	285,120	294,591				294,591			133,842					1,342,966	1,303,925
Total liabilities	285,120	294,591				294,591			133,842					1,342,966	1,303,925
Stockholders' equity (deficit):
Common stock	300	300				300			300					568	568
Additional paid-in capital	387,419	387,398				387,398			536,398					831,369	831,344
Accumulated other comprehensive income	458	458				458				(37,928)	(52,642)	458	458	(6,921)	(52,642)	(54,359)
(Accumulated deficit) retained earnings	(2,754)	7,206				7,206								(1,792,749)	(1,610,917)
Treasury stock, at cost						0								(310)	(310)
Total New Media stockholders' equity (deficit)	385,423	395,362				395,362			536,698					(968,043)	(831,957)
Noncontrolling interest			53,115											53,115	(2,202)
Total stockholders' equity (deficit)	385,423	395,362				395,362								536,698	(834,159)	(805,632)	(792,121)
Total liabilities and stockholders' equity	$ 670,543	$ 689,953				$ 689,953			$ 670,540					$ 428,038	$ 469,766